Related Parties - Summary of Key Management Personnel Compensation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 9	€ 8	€ 10
Directors' fees	1	1	1
Share-based compensation	6	4	2
Post-employments benefits	0	0	0
Termination benefits		1	1
Employer social contribution	1	1	2
Total	€ 17	€ 15	€ 16